Deferred Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of deferred revenue [abstract]
Deferred Revenue, Beginning Balance	₩ 13,652,565	₩ 11,548,855
Increase	1,308,338	2,924,341
Recognized as revenue	(861,760)	(820,631)
Deferred Revenue, Ending Balance	₩ 14,099,143	₩ 13,652,565